Depreciation Amortization and Impairment - Additional Information (Detail)	12 Months Ended
Dec. 31, 2018
Chile [member]
Disclosure of geographical areas [line items]
Projection of loan deposit	10.43%
Colombia [member]
Disclosure of geographical areas [line items]
Projection of loan deposit	9.42%